Non-current financial assets at fair value through other comprehensive income	6 Months Ended
Jun. 30, 2026
Non-current Financial Assets At Fair Value Through Other Comprehensive Income
Non-current financial assets at fair value through other comprehensive income

9. Non-current financial assets at fair value through other comprehensive income

	As of	As of
	June 30, 2026	December 31, 2025
YMA DG (Note a))	$-	$-
Forwell (Note a))	-	-
Cycle Services Loire (Note b))	-	-
	$-	$-

a)	The Company holds 19.5% of the equity interest in YMA DG and Forwell, both of which are manufacturers of bicycles parts in the PRC, and in which the Company does not have a controlling interest or significant influence. The investment is recorded at fair value through other comprehensive income. During the year ended December 31, 2025, management decided and switched to a new operating strategy and expected that the investments in both YMA DG and Forwell are no longer recoverable, the Company has written off these investments to condensed consolidated statements of comprehensive (loss) income during the year ended December 31, 2025.

b)	Cycle Services Loire has been fully written off in prior year since no operations.